Equity - Increase of authorized share capital (Details)	Mar. 14, 2025 Vote $ / shares shares	May 23, 2023 $ / shares shares	Jul. 25, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares	Feb. 06, 2024 shares	Feb. 05, 2024 shares	Jun. 30, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Increase in share capital | $									$ 3,000,000
Increase in ordinary shares									300,000,000
Number of ordinary shares authorized	25,000,000	10,000,000				10,000,000	500,000,000	10,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3	$ 0.3				$ 0.3			$ 0.01
Reverse share split		0.03
Subsequent Events
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.000001	$ 0.3
Minimum
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized	25,000,000
Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized					475,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3				$ 0.3
Dual class capital structure	1
Number voting per ordinary share | Vote	1
Class B Ordinary Share
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized	25,000,000				25,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3				$ 0.3
Dual class capital structure	1
Number voting per ordinary share | Vote	20